Acquisitions (Narrative) (Details) € in Millions, $ in Millions													3 Months Ended		6 Months Ended		12 Months Ended			98 Months Ended
	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2015 EUR (€) ft²	Feb. 25, 2015 USD ($)	Feb. 23, 2015 USD ($) ft²	Feb. 23, 2015 USD ($)	Jan. 06, 2015 USD ($) CellularTowers Buildings mi	Jan. 03, 2015	Jan. 01, 2015 USD ($) building item mi	Jul. 03, 2014 USD ($)	Jul. 03, 2014 EUR (€)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2015 Acquisition
Business Acquisition [Line Items]
Number of business combinations completed															36					34
Cash paid for acquisitions, net of cash acquired															$ 117.7	$ 126.5	$ 855.7	$ 393.3	$ 2,480.7
Acquisition related costs													$ 3.3	$ 1.3	$ 3.3	4.6	5.9	4.5	14.2
Zayo Group, LLC [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired																0.1	$ 113.5	$ 83.2	$ 2,489.0
Viatel [Member]
Business Acquisition [Line Items]
Acquisition date	Dec. 31, 2015	Dec. 31, 2015
Business acquisition, percentage of voting interests acquired	100.00%	100.00%											100.00%		100.00%
Cash paid for acquisitions, net of cash acquired	$ 101.0	€ 92.6													$ 101.0
Purchase price, held in escrow	5.5	€ 5.0
Dallas Data Center [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired	$ 16.7														$ 16.7
Acquired area in square feet | ft²	36,000	36,000
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date									Jul. 01, 2014	Jul. 01, 2014							Jul. 01, 2014
Business acquisition, percentage of voting interests acquired											96.00%
Cash paid for acquisitions, net of cash acquired									$ 73.9	€ 54.1	$ 73.9	€ 54.1				$ 73.9	$ 73.9
Purchase price, held in escrow											$ 11.9	€ 8.7
Business acquisition percentage of non controlling interest											4.00%
Neo Telecoms [Member] | Other long-term liabilities [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of noncontrolling interest											$ 2.9
Neo Telecoms [Member] | Call Option [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired											4.00%
Atlanta NAP [Member]
Business Acquisition [Line Items]
Acquisition date											Jul. 01, 2014	Jul. 01, 2014
Business acquisition, percentage of voting interests acquired											100.00%
Cash paid for acquisitions, net of cash acquired											$ 51.9
Ideatek Systems, Inc.,
Business Acquisition [Line Items]
Acquisition date							Jan. 01, 2015	Jan. 01, 2015									Jan. 01, 2015
Cash paid for acquisitions, net of cash acquired						$ 52.7		$ 52.7									$ 52.7
Additional Route Miles Acquired | mi						1,800		1,800
Number Of Additional Cellular Towers connected						600		600
Number Of Additional Building connected						100		100
Business Acquisition Cost Of Acquired Entity Purchase Price Held In Escrow.								$ 3.2
Latisys Holdings, LLC
Business Acquisition [Line Items]
Acquisition date			Feb. 23, 2015		Feb. 23, 2015												Feb. 23, 2015
Cash paid for acquisitions, net of cash acquired			$ 677.5	$ 677.5	$ 677.8												$ 677.5
Purchase price, held in escrow					$ 31.4
Acquired area in square feet | ft²				185,000